Label	Element	Value
VanEck Vectors Dynamic Put Write ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Vectors Dynamic Put Write ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	VanEck Vectors® Dynamic Put Write ETF (the “Fund”) seeks a positive total return and income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 01, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired fund fees and expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including funds which invest exclusively in money market instruments. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s reports to shareholders.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by selling (writing) only exchange-listed, uncovered out-of-the-money put options, that typically expire between 30 and 60 days, on (i) the Standard & Poor’s 500 Index (the “S&P 500 Index”), (ii) futures on the S&P 500 Index and/or (iii) e-mini futures on the S&P 500 Index. The Fund is an actively managed exchange-traded fund (“ETF”) and should not be confused with one that is designed to track the performance of the S&P 500 Index.

The Fund will sell put option contracts, which give the purchasers of the puts the right, but not the obligation, to sell the underlying asset at a specified price, by a predetermined date. Put options on the S&P 500 Index, futures on the S&P 500 Index, and e-mini futures on the S&P 500 Index are similar in that they are linked to the S&P 500 Index, marked-to-market daily, settled in cash at expiration, and have similar liquidity profiles. A “European style” put option gives the option holder the right to sell the underlying security to the option seller at the option exercise price only on the option expiration date. An “American style” put option gives the option holder the right to sell the underlying security to the option seller (i.e., the Fund) at the option exercise price at any time prior to the expiration of the option. However, the decision whether to sell an American style or European style put option on the S&P 500 Index or on futures, or e-mini futures, on the S&P 500 Index would be based on, among other things, liquidity and transaction costs.

The Fund will seek a positive total return with both income and capital appreciation by collecting premiums on options sold and investing cash in excess of the amount necessary to fulfill option margin requirements in cash and cash equivalents, including U.S. Treasury bills and funds which invest exclusively in money market instruments (i.e., money market funds). Net investment income, if any, and net realized capital gains, if any, will typically be distributed to shareholders at least semi-annually. The Fund will seek to generate a positive total return by selling options based on a predetermined strike price calculation and roll schedule. The strike price is the price at which the contract can be exercised. “Rolling” an option contract, in reference to this Fund, refers to the process of buying existing contracts to close them out and selling new put option contracts. The strike price calculation is designed to adjust the strike prices based on the volatility of the equity market. Put options will be selected using a strike price calculation that takes into account the underlying asset’s price, volatility and dividend yield and the yield of U.S. Treasury bills. The value of put option contracts in the market is primarily determined by the options’ distance in or out of the money, time to expiration, and the volatility of the underlying asset.

The Fund’s roll schedule is designed to stagger approximately a quarter of the portfolio’s put option contracts on a weekly basis to have varying option strike prices and option expiration dates at any given time. This roll schedule will cause the Fund to have frequent and substantial turnover in its option positions, potentially incurring additional transaction costs and higher taxes. The Fund will primarily sell “section 1256 contracts.” The gain or loss on these contracts is generally treated for tax purposes as 60% long-term and 40% short-term. See “Shareholder Information—Tax Information” for a more detailed discussion of the tax treatment of distributions made to shareholders.

In general, the Fund will seek to have a portfolio with an aggregate notional value (i.e., the underlying value) of approximately 200% of the Fund’s net assets. However, the aggregate notional value of the put options, as a percentage of the Fund’s net assets, is expected to increase during periods of market stress (i.e., when there are rapid drawdowns of the underlying asset). The portfolio managers will monitor the aggregate notional value of the Fund’s portfolio on an ongoing basis, and they may, but are not required to, take action to reduce the aggregate notional exposure should it significantly exceed 200%. For example, during exceptional market events, the portfolio managers may close out a portion of the Fund’s existing contracts to lower the aggregate notional value of the Fund’s net assets. While the Fund will be able to borrow as permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s investments will not be used to seek performance that is the multiple or inverse multiple (i.e., 2Xs and 3Xs) of a broad-based equity market index. If the Fund receives additional inflows (and issues more Shares accordingly in large aggregations known as “Creation Units,” as defined herein) in between scheduled put option rolls, the Fund will sell additional listed put options allocated on a pro rata basis based on the holdings of the Fund. However, if the trading costs for allocating to one or more of the groups exceed the potential premium received, the Fund will keep that portion of the Creation Unit in cash and cash equivalents until the next scheduled option roll. Conversely, if the Fund redeems Shares in Creation Unit size in between scheduled put option rolls, the Fund will terminate the appropriate portion of the options it has sold on a pro rata basis.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Put Option Risk. Options are generally subject to volatile swings in price based on changes in the value of the underlying instrument. By selling a put option, the Fund will receive premiums from the buyer of the option, which will increase the Fund’s return if the option is not exercised and thus expires worthless. However, if the value of the option’s underlying security or instrument declines below the strike price, the option will finish in-the-money and the Fund will be required to make a cash payment based on the difference between the strike price and the price of the security or instrument at the time the option is exercised. Therefore, by writing a put option, the Fund is exposed to the amount by which the price of the underlying security or instrument is less than the strike price. Accordingly, the potential return to the Fund is limited to the amount of option premiums it receives, while the Fund can potentially lose up to the entire strike price of each option it sells. The Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. Further, if the value of the securities underlying the options sold by the Fund increases, the Fund’s returns will not increase accordingly. The Fund will incur leverage through writing put options with a targeted notional value of approximately 200% of the Fund’s net assets, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. The aggregate notional value of the put options, as a percentage of the Fund’s net assets, is expected to increase during periods of market stress (i.e., when there are rapid drawdowns of the underlying asset), which will further increase the volatility of the Fund’s returns. Moreover, the options sold by the Fund may have imperfect correlation to the returns of their underlying instruments, including in situations where the Fund may not be fully invested or receives new investment proceeds between option expiration dates. The Fund may write American or European style put options. The option holder (i.e., the buyer of the put option) has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The risks to the Fund of writing American or European style put options are primarily the same. If there is no market demand to purchase put option contracts, and therefore the Fund is unable to sell new put option contracts, the Fund may be unable to fully pursue its principal investment strategy.

Equity Risk. The value of the options sold by the Fund is based on the value of the instruments directly or indirectly underlying such options. Accordingly, the Fund is exposed to equity risk, which is the risk that the value of such underlying securities or instruments underlying options written by the Fund will fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of such underlying securities or instruments participate, or factors relating to specific issuers. In such event, the value of the options sold by the Fund will likely decline. Additionally, if the value of securities or instruments underlying the options sold by the Fund increases, the Fund’s returns will not increase accordingly.

Implied Volatility Risk. This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of such underlying securities or instruments participate, or factors relating to specific issuers. The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying securities or instruments do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the options expire or are exercised.

Income Risk. Income risk is the risk that falling interest rates will cause the Fund’s income to decline.

Liquidity Risk. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from closing its option positions at desirable prices. The Fund’s ability to use options as part of its investment program depends on the liquidity of those instruments. A liquid market may not exist when the Fund seeks to close out an option position and sell a new put option contract. If the Fund receives a redemption request and is unable to close out an option that it has sold, the Fund may temporarily be further leveraged in relation to its assets.

Portfolio Turnover Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options on a portion of its portfolio every week. Because the Fund “turns over” option positions weekly, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 125% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Frequent Trading Risk. Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which may detract from the Fund’s performance.

Management Risk. The Fund is subject to management risk because it is an actively managed ETF. In managing the Fund’s portfolio, the Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Risk of Cash Transactions. Unlike most other ETFs, the Fund expects to effect its creations and redemptions principally for cash, rather than in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Issuer-Specific Changes Risk. The value of individual securities or instruments or particular types of securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, which may have a greater impact if the Fund’s portfolio is concentrated in a country, group of countries, region, market, industry, group of industries, sector or asset class. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Regulatory Risk. Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, in 2012, the CFTC adopted amendments to its rules that affect the ability of certain investment advisers to registered investment companies and other entities to rely on previously available exclusions or exemptions from registration under the Commodity Exchange Act of 1936, as amended (“CEA”) and regulations thereunder. Specifically, these amendments, which became effective on January 1, 2013, require an investment adviser of a registered investment company to register with the CFTC as a “commodity pool operator” (“CPO”) if the investment company either markets itself as a vehicle for trading commodity interests or conducts more than a de minimis amount of speculative trading in commodity interests. As a result of the amendments and based on the Fund’s current investment strategies, the Fund is a “commodity pool” and the Adviser, which is currently registered with the CFTC as a CPO and commodity trading adviser under the CEA, is considered a CPO with respect to the Fund. Accordingly, the Fund and the Adviser are subject to dual regulation by the CFTC and the SEC. In August 2013, the CFTC adopted regulations that seek to “harmonize” CFTC regulations with overlapping SEC rules and regulations. The Fund and the Adviser meet the requirements of CFTC regulations by complying with specific SEC rules and regulations relating to disclosure and reporting requirements. The CFTC could deem the Fund or the Adviser in violation of an applicable CFTC regulation if the Fund or the Adviser fail to comply with a related SEC regulatory requirement under the CFTC harmonization regulations. The Fund and the Adviser will remain subject to certain CFTC-mandated disclosure, reporting and recordkeeping regulations even if they elect substitute compliance under the CFTC harmonization regulations. Compliance with the CFTC regulations could increase the Fund’s expenses, adversely affecting the Fund’s total return. In addition, the CFTC or the SEC could at any time alter the regulatory requirements governing the use of commodity index-linked notes, commodity futures, options on commodity futures or swap transactions by investment companies, which could result in the inability of the Fund to achieve its investment objective through its current strategies. In addition, in December 2015 the SEC proposed new regulations applicable to an ETF’s use of derivatives and related instruments.  If adopted as proposed, these regulations could significantly limit or impact the Fund’s ability to invest in derivatives and other instruments and adversely affect the Fund’s performance and ability to pursue its investment objectives. Specifically, among other things, the regulations as proposed may require the Fund to sell options with an aggregate notional value of less than 200% of the Fund’s net assets.

Borrowing and Leverage Risk. To the extent that the Fund borrows money or utilizes certain derivatives, it may be leveraged. The utilization of leverage, such as borrowings, involves certain risks to the Fund’s shareholders and generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities.

Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as Authorized Participants (“APs”), none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.

Absence of Prior Active Market. The Fund is a newly organized series of an investment company and thus has no operating history. While the Fund’s Shares are expected to be listed on NYSE Arca Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained especially for recently organized Funds. Further, secondary markets may be subject to irregular trading activity, market dislocations, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Trading Issues. Trading in Shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca’s “circuit breaker” rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. The price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund’s portfolio of investments trading individually or in the aggregate at any point in time. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold. The securities held by the Fund may be traded in markets that close at a different time than NYSE Arca. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NYSE Arca is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on NYSE Arca and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a “non-diversified” fund under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.vaneck.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com
VanEck Vectors Dynamic Put Write ETF | VanEck Vectors Dynamic Put Write ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.53%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 189

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	"Acquired fund fees and expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including funds which invest exclusively in money market instruments. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund's financial statements and the information presented in the table will differ from that presented in the Fund's financial highlights included in the Fund's reports to shareholders.
[3]	Van Eck Absolute Return Advisers Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.52% of the Fund's average daily net assets per year until at least September 1, 2018. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.